CVC - DEBT - Repurchases of Cablevision Senior Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 12, 2012
Debt Instrument [Line Items]
Notes payable to affiliates and related parties	$ 0	$ 1,750,000		$ 611,455
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Due April152018 [Member]
Debt Instrument [Line Items]
Notes payable to affiliates and related parties			$ 345,238
Repurchases of Cablevision Senior Notes [Abstract]
Stated interest rate			7.75%
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Senior 5.875% Notes due September 2022
Repurchases of Cablevision Senior Notes [Abstract]
Stated interest rate			5.875%
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Due April152020 [Member]
Debt Instrument [Line Items]
Notes payable to affiliates and related parties			$ 266,217
Repurchases of Cablevision Senior Notes [Abstract]
Stated interest rate			8.00%